Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2016
Registrant Name	dei_EntityRegistrantName	STADION INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0001221482
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Sep. 28, 2016
Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2016
Prospectus Date	rr_ProspectusDate	Sep. 28, 2016
Stadion Tactical Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARIES STADION TACTICAL GROWTH FUND (formerly the Stadion Market Opportunity Fund)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Stadion Tactical Growth Fund (the “Growth Fund”) is to seek long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE GROWTH FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Growth Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 65 and in the Growth Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 01, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Growth Fund’s performance. During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was 287% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	287.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Growth Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements" will not correlate to the Growth Fund's Financial Highlights, which reflect the operating expenses of the Growth Fund but do not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Growth Fund’s operating expenses remain the same, except that the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until October 1, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	Assuming No Redemption
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Growth Fund invests primarily in actively managed or index-based exchange traded funds (“ETFs”), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance (collectively, “Fund Investments”) that the Adviser believes have the potential for capital appreciation. The Growth Fund's investment strategy will emphasize growth style investing, but Fund Investments may also at times have value characteristics.

In allocating the Growth Fund’s assets, the Adviser uses a proprietary quantitative research process to determine current risk in the broad equity markets, as well as to determine the Growth Fund's:

• optimum cash position;

• weighting between the value and growth segments of the market;

• sector and industry allocation; and

• domestic and international exposure.

The Adviser generally will search for investments that exhibit attractive valuations on several metrics, which may include, without limitation, price movement, volatility, price-to-earnings ratios, growth rates, price-to-cash flow ratios and price-to-book ratios. To participate in markets and market sectors, the Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, commodities-related indexes, etc.).

The Adviser retains the flexibility to allocate among equity or fixed-income Fund Investments as determined to be suitable for the Growth Fund. The Growth Fund may invest up to 100% of its assets in Fund Investments that have portfolios comprised of equity securities (including domestic or foreign companies of any size in any sector) or fixed-income securities (including domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity, yield or quality rating, including investment grade and high yield, non-investment grade fixed income securities (commonly known as “junk bonds”)).The mix of fixed income and equity Fund Investments may be substantially over-weighted or under-weighted in favor of fixed income or equities, depending on prevailing market conditions. The Growth Fund may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.

The Growth Fund may invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase or reduce the Growth Fund’s overall exposure to an industry or sector than buying or selling other Fund Investments, or to hedge against risks of investments in the Growth Fund’s portfolio or markets generally. In general, the Growth Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Growth Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Growth Fund's total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Growth Fund's total assets.

The Growth Fund may at times hold all or a portion of its assets in cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions (“Cash Positions”), either due to pending investments or when investment opportunities are limited.

The Adviser generally sells a security under one or more of the following conditions:

• the security reaches the Adviser's appraised value;

• there is a more attractively priced Fund Investment or other security as an alternative;

• the optimum Cash Position has changed based on the Adviser’s quantitative research;

• the weighting between the value and growth segments of the market have changed based on the Adviser’s quantitative research;

• the weighting between sector and industry allocations have changed based on the Adviser’s quantitative research; or

• the weighting between domestic and international exposure have changed based on the Adviser’s quantitative research.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Growth Fund is subject to investment risks; therefore you may lose money by investing in the Growth Fund. There can be no assurance that the Growth Fund will be successful in meeting its investment objective. The Growth Fund is best suited for long-term investors. Generally, the Growth Fund will be subject to the following risks:

Commodity Risk: Investing in commodities through commodity-linked ETFs and mutual funds may subject the Growth Fund to potentially greater volatility than investments in traditional securities. The value of commodity-linked ETFs and mutual funds will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Growth Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Growth Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Growth Fund may suffer losses from these transactions.

Derivative Risk: Put and call options and futures contracts are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Growth Fund may exceed the Growth Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Growth Fund’s return. The Growth Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Growth Fund, which magnifies the Growth Fund’s exposure to the underlying instrument.

• CFTC Regulation Risk. To the extent the Growth Fund makes investments regulated by the CFTC, the Growth Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Growth Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Growth Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Growth Fund is unable to comply with the requirements of Rule 4.5, the Growth Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Growth Fund.

• Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Growth Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Growth Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Growth Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Growth Fund to do so.

• Options. If the Growth Fund sells a put option whose exercise is settled in cash, the Growth Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Growth Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Growth Fund sells a call option whose exercise is settled in cash, the Growth Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Growth Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option.

• Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

ETF and Other Investment Company Risk: The Growth Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Growth Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Growth Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

• Expenses. Since the Growth Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Growth Fund invests in addition to the Growth Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Growth Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Growth Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Growth Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Growth Fund from allocating its investments in the manner the Adviser considers optimal or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Growth Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Growth Fund’s NAV is reduced for undervalued ETFs it holds, and that the Growth Fund receives less than NAV when selling an ETF).

• Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Growth Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the Growth Fund’s investment in the ETF’s shares.

• Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

• Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

Fixed Income Risk: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk and liquidity risk. These risks could affect the value of investments of the Growth Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Credit Risk. The value of the Growth Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Growth Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Growth Fund’s fixed income investments can be expected to decline.

• Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

• Maturity Risk. The value of the Growth Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Growth Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Growth Investing Risk: The Growth Fund may invest in companies that appear to be growth-oriented. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Growth Fund’s return.

Junk Bonds or High Yield Securities Risk: High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade”. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Growth Fund’s net asset value. These risks can reduce the value of the Growth Fund’s shares and the income it earns.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk: The share price of the Growth Fund changes daily based on the performance of the securities in which it invests. The ability of the Growth Fund to meet its investment objective is directly related to the ability of the Adviser to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments in which the Growth Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Growth Fund’s share price may be adversely affected.

Market Risk: Market risk refers to the risk that the value of securities in the Growth Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Growth Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Growth Fund’s portfolio) may decline, regardless of their long-term prospects.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Growth Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Growth Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Growth Fund expenses. High rates of portfolio turnover may lower the performance of the Growth Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Growth Fund realizes capital gains when Fund Investments are sold, the Growth Fund must generally distribute those gains to shareholders, increasing the Growth Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Growth Fund invests more heavily in a particular sector or focuses its investments in securities by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence affecting that sector than a fund that does not invest heavily in the sector. The sectors in which the Growth Fund may invest in more heavily will vary.

Small and Medium Capitalization Companies Risk: The Growth Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e., companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Value Investing Risk: Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may not be undervalued.

May Lose Money	rr_RiskLoseMoney	An investment in the Growth Fund is subject to investment risks; therefore you may lose money by investing in the Growth Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Growth Fund. The bar chart shows changes in the performance of the Growth Fund’s Class I shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The Growth Fund is the successor to the ETF Market Opportunity Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, strategies and policies. The performance provided in the bar chart and performance table below prior to April 1, 2013 is that of the Predecessor Fund. The performance table shows how the average annual total returns of the Growth Fund’s Class I shares compare with broad measures of market performance. The impact of sales charges is not reflected in the bar chart if reflected, returns would be less than those shown. How the Growth Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Updated performance information, current through the most recent month end, is available on the Growth Fund’s website at www.stadionfunds.com or by calling 1-866-383-7636.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Growth Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-383-7636
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.stadionfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Growth Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns Class I Performance
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The impact of sales charges is not reflected in the bar chart if reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

• During the periods shown in the bar chart, the highest return for a calendar quarter was 16.69% (quarter ended 6/30/2009).

• During the periods shown in the bar chart, the lowest return for a calendar quarter was -15.34% (quarter ended 12/31/2008).

• The 2016 calendar year-to-date return for Class I shares was 0.21% as of June 30, 2016.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Growth Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. Class A and C shares of the Fund commenced operations on April 1, 2013. The performance shown for Class A and C shares reflects the performance of the Fund’s Class I shares, the initial share class, calculated using the fees and expenses of Class A and C shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class A and C shares of the Fund had been available during periods prior to April 1, 2013, the performance shown may have been different.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	0.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.34%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 28, 2016, the Morningstar Moderate Aggressive Target Risk Index replaced the S&P 500 Index as the Fund's benchmark. The Morningstar Moderate Aggressive Target Risk Index was selected as it more closely aligns to the Growth Fund's investment strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not applicable to investors who hold shares of the Growth Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Stadion Tactical Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETFAX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[2]
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.78%	[2],[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 745
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,134
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,547
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,694
1 Year	rr_AverageAnnualReturnYear01	(8.95%)
5 Years	rr_AverageAnnualReturnYear05	5.85%
10 Years	rr_AverageAnnualReturnYear10	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
Stadion Tactical Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETFCX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%	[2]
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.53%	[2],[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 356
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	826
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,422
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,033
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	256
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	826
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,422
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,033
1 Year	rr_AverageAnnualReturnYear01	(5.10%)
5 Years	rr_AverageAnnualReturnYear05	6.30%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
Stadion Tactical Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETFOX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[2]
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.53%	[2],[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 156
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	523
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	915
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,012
2006	rr_AnnualReturn2006	9.12%
2007	rr_AnnualReturn2007	0.35%
2008	rr_AnnualReturn2008	(23.83%)
2009	rr_AnnualReturn2009	32.20%
2010	rr_AnnualReturn2010	18.70%
2011	rr_AnnualReturn2011	0.41%
2012	rr_AnnualReturn2012	9.99%
2013	rr_AnnualReturn2013	21.55%
2014	rr_AnnualReturn2014	9.84%
2015	rr_AnnualReturn2015	(3.19%)
1 Year	rr_AverageAnnualReturnYear01	(3.19%)
5 Years	rr_AverageAnnualReturnYear05	7.38%
10 Years	rr_AverageAnnualReturnYear10	6.45%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
Stadion Tactical Growth Fund | Return After Taxes on Distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.33%)
5 Years	rr_AverageAnnualReturnYear05	4.53%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
Stadion Tactical Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.68%)
5 Years	rr_AverageAnnualReturnYear05	5.21%
10 Years	rr_AverageAnnualReturnYear10	4.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
Stadion Tactical Growth Fund | Morningstar Moderate Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.40%)	[5]
5 Years	rr_AverageAnnualReturnYear05	6.66%	[5]
10 Years	rr_AverageAnnualReturnYear10	5.90%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004	[5]
Stadion Tactical Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
Stadion Tactical Defensive Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	STADION TACTICAL DEFENSIVE FUND (formerly the Stadion Core Advantage Fund)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Stadion Tactical Defensive Fund (the “Defensive Fund”) is to seek capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Defensive Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Defensive Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 65 and in the Defensive Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 01, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Defensive Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Defensive Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Defensive Fund’s portfolio turnover rate was 645% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	645.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Defensive Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements" will not correlate to the Defensive Fund's Financial Highlights, which reflect the operating expenses of the Defensive Fund but do not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Defensive Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Defensive Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Defensive Fund’s operating expenses remain the same, except that the contractual agreement to waive Management Fees and reimburse expenses remains in effect only until October 1, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	Assuming No Redemption
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Defensive Fund invests primarily in and allocates its investments primarily between Fund Investments (defined below) that the Adviser believes have the potential for capital appreciation and Cash Positions (defined below).

• “Fund Investments” include actively managed and index-based ETFs (exchange traded funds), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance.

• “Cash Positions” include cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

In allocating the Defensive Fund’s assets, the Adviser uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Adviser’s model by a weighted average score) based on a number of technical indicators. The technical indicators examined by the Adviser are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (e.g., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value). The Adviser then seeks to participate in markets and market sectors with low risk scores, while divesting its portfolio of investments in markets and market sectors with high risk scores.

To participate in markets and market sectors, the Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). The Defensive Fund may invest up to 100% of its portfolio in Fund Investments that have portfolios comprised of equity securities of domestic or foreign companies of any size in any sector. The Defensive Fund may also invest up to 100% of its portfolio in fixed-income Fund Investments that have portfolios comprised of domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by any one or more nationally recognized rating agencies or, if not rated, are of equivalent quality in the opinion of the Adviser.

The Defensive Fund will generally invest as follows:

• The Core Position. Approximately 50% of the Defensive Fund’s assets will be invested in one or more broad-based equity or fixed-income Fund Investments, such as funds with investments that reflect the S&P 500 Index, the Russell 2000 Index, the S&P 400 Mid-Cap Index, the Dow Jones Industrial Index, the Barclays U.S. Aggregate Bond Index, and the EAFE (Europe, Australia and Far East) Index, U.S. Treasuries (including short-term U.S. Treasuries) or market sector Fund Investments, such as those tracking healthcare, utilities, real estate, financial, technology, consumer goods or other indexes (the “Core Position”). The mix of investments within the Defensive Fund’s Core Position may change frequently as the Adviser deems appropriate or necessary based upon its analysis and allocation models. However, through the Core Position, the Defensive Fund will be exposed to the performance of selected U.S. or international equity or debt markets as a whole, or sector indexes, regardless of market conditions or risk.

• The Satellite Position. Approximately 50% of the Defensive Fund’s assets will be invested primarily in market sector Fund Investments, fixed-income Fund Investments, or Cash Positions using an allocation model and risk-based ranking system (the “Satellite Position”). The Satellite Position is not designed to hedge the Core Position; however, some investment positions may hedge, or have the effect of hedging, a portion of the Core Position from time to time.

The Defensive Fund’s Core Position will normally be fully invested in Fund Investments, and not in Cash Positions, in order to blend the benefits of the Core Position’s market exposure to broad-based equity or fixed-income market or market sector indexes in varying market conditions with the Satellite Position’s market-sector, fixed-income and Cash Position rotation investing strategy.

The Defensive Fund may invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase/reduce the Defensive Fund’s overall exposure to an industry or sector than buying/selling other Fund Investments, or to hedge against risks of investments in the Defensive Fund’s portfolio or markets generally. In general, the Defensive Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Defensive Fund’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Defensive Fund’s total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Defensive Fund’s total assets.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Defensive Fund. There can be no assurance that the Defensive Fund will be successful in meeting its investment objective. The Defensive Fund is best suited for long-term investors. Generally, the Fund will be subject to the following risks:

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Defensive Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Defensive Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Defensive Fund may suffer losses from these transactions.

Derivative Risk: Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Fund, which magnifies the Defensive Fund’s exposure to the underlying instrument.

• CFTC Regulation Risk. To the extent the Defensive Fund makes investments regulated by the CFTC, the Defensive Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Defensive Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Defensive Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Defensive Fund is unable to comply with the requirements of Rule 4.5, the Defensive Fund may be required to modify its investment strategies or be subject to CFTC registration requirements either of which may have an adverse effect on the Defensive Fund.

• Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Defensive Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Defensive Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlements is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Defensive Fund will usually be liquidated in this manner, the Defensive Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Defensive Fund to do so.

• Options. If the Defensive Fund sells a put option whose exercise is settled in cash, the Defensive Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Defensive Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Defensive Fund sells a call option whose exercise is settled in cash, the Defensive Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Defensive Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option. If the Defensive Fund establishes a debit option spread, the potential for unlimited losses associated with the option the Defensive Fund sold will be mitigated, but the potential for unlimited gains associated with the option purchased will be reduced by the cost of, and capped by losses potentially incurred as a result of, the corresponding option sold. Options purchased by the Defensive Fund may decline in value with the passage of time, even in the absence of movement in the price of the underlying security.

• Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

ETF and Other Investment Company Risk: The Defensive Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Defensive Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Defensive Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

• Expenses. Since the Defensive Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Defensive Fund invests in addition to the Defensive Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Defensive Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Defensive Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Defensive Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Defensive Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Defensive Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Defensive Fund’s NAV is reduced for undervalued ETFs it holds, and that the Defensive Fund receives less than NAV when selling an ETF).

• Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Defensive Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the Defensive Fund’s investment in the ETF’s shares.

• Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

• Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

Fixed Income Risk: There are risks associated with the potential investment of the Defensive Fund’s assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Defensive Fund, possibly causing the Defensive Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Credit Risk. The value of the Defensive Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Defensive Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Fund’s fixed income investments can be expected to decline.

• Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

• Maturity Risk. The value of the Defensive Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Defensive Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk: The share price of the Defensive Fund changes daily based on the performance of the securities in which it invests. The ability of the Defensive Fund to meet its investment objective is directly related to the ability of the Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the Defensive Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Defensive Fund’s share price may be adversely affected.

Market Risk: Market risk refers to the risk that the value of securities in the Defensive Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Defensive Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Defensive Fund’s portfolio) may decline, regardless of their long-term prospects.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Defensive Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Defensive Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Defensive Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Defensive Fund invests more heavily in a particular sector or focuses its Fund Investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Fund may invest in more heavily will vary.

Small and Medium Capitalization Companies Risk: The Defensive Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e., companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Defensive Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Defensive Fund. The bar chart shows changes in the performance of the Defensive Fund’s Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Defensive Fund’s Class A shares compare with broad measures of market performance. How the Defensive Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Defensive Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Defensive Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-383-7636
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.stadionfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Defensive Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Defensive Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns Class A Performance
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

• During the periods shown in the bar chart above, the highest return for a calendar quarter was 13.12% (quarter ended 9/30/2009).

• During the periods shown in the bar chart above, the lowest return for a calendar quarter was -12.46% (quarter ended 12/31/2008).

• The 2016 calendar year-to-date return for Class A shares was 0.93% as of June 30, 2016.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Defensive Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. Class C and Class I shares of the Defensive Fund commenced operations on October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Defensive Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Defensive Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	0.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.46%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not applicable to investors who hold shares of the Defensive Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Stadion Tactical Defensive Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETFRX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%	[7]
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[8]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.21%	[7],[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 786
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,228
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,695
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,978
2007	rr_AnnualReturn2007	6.98%
2008	rr_AnnualReturn2008	(23.29%)
2009	rr_AnnualReturn2009	14.43%
2010	rr_AnnualReturn2010	14.30%
2011	rr_AnnualReturn2011	(8.26%)
2012	rr_AnnualReturn2012	8.48%
2013	rr_AnnualReturn2013	15.64%
2014	rr_AnnualReturn2014	4.44%
2015	rr_AnnualReturn2015	(9.82%)
1 Year	rr_AverageAnnualReturnYear01	(15.01%)
5 Years	rr_AverageAnnualReturnYear05	0.43%
Since Inception	rr_AverageAnnualReturnSinceInception	1.76%	[9]
Stadion Tactical Defensive Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETFZX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[10]
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%	[7]
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[8]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.96%	[7],[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 399
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	921
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,568
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,302
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	299
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	921
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,568
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,302
1 Year	rr_AverageAnnualReturnYear01	(11.29%)
5 Years	rr_AverageAnnualReturnYear05	0.86%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%	[9]
Stadion Tactical Defensive Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETFWX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%	[7]
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[8]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.96%	[7],[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 199
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	628
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,082
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,340
1 Year	rr_AverageAnnualReturnYear01	(9.56%)
5 Years	rr_AverageAnnualReturnYear05	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%	[9]
Stadion Tactical Defensive Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.60%)
5 Years	rr_AverageAnnualReturnYear05	(0.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%	[9]
Stadion Tactical Defensive Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.01%)
5 Years	rr_AverageAnnualReturnYear05	0.20%
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%	[9]
Stadion Tactical Defensive Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%	[9]
Stadion Tactical Defensive Fund | 80% S&P 500 Index/20% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.37%
5 Years	rr_AverageAnnualReturnYear05	10.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%	[9]
Stadion Trilogy Alternative Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	STADION TRILOGY ALTERNATIVE RETURN FUND (formerly the Stadion Trilogy Fund)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Stadion Trilogy Alternative Return Fund (the “Alternative Fund”) is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE ALTERNATIVE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Alternative Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Alternative Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 65 and in the Alternative Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Alternative Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Alternative Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Alternative Fund’s performance. During the most recent fiscal year, the Alternative Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Alternative Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the Alternative Fund's Financial Highlights, which reflect the operating expenses of the Alternative Fund but do not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Alternative Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Alternative Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Alternative Fund’s operating expenses remain the same, except the contractual arrangement to waive Management Fees and assume other expenses remains in effect only until October 1, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	Assuming No Redemption
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Alternative Fund combines multiple investment strategies and investment techniques that are designed to generate return and manage risk exposure across varying market conditions. The Alternative Fund employs three separate investment styles:

• a diversified portfolio of common stocks and actively managed or index-based exchange traded funds (“ETFs”), and options selected to provide protection from market declines (the “Equity Position”),

• fixed-income securities or ETFs investing in fixed-income securities, and options sold and repurchased to generate net premium income (the “Income Position”), and

• index options or other securities in an effort to benefit from substantial price changes (up or down) in the markets (the “Market Movement Position”).

In allocating the Alternative Fund’s assets, the Adviser uses a combination of the investment styles described above and may reduce or limit investments in certain assets, asset classes or strategies in order to achieve the desired composition of the Alternative Fund’s portfolio. The Adviser’s approach is designed to manage risk exposure by seeking opportunities for return from varying market conditions. Under normal market conditions, the Alternative Fund expects that (i) approximately 30% to 70% of the Alternative Fund’s assets will be allocated to the Equity Position, (ii) approximately 30% to 50% of the Alternative Fund’s assets will be allocated to the Income Position and (iii) approximately 2% to 30% of the Alternative Fund’s assets will be allocated to the Market Movement Position; however, these percentages may vary over time as a result of market conditions and fluctuations.

Under normal market conditions, (i) the market value of the Equity Position’s options that are long positions are not expected to exceed approximately 6% of the Alternative’s Fund’s net assets; (ii) the market value of the Equity Position’s options that are short positions are not expected to exceed approximately 6% of the Alternative Fund’s net assets; (iii) the market value of the Income Position’s options are not expected to exceed approximately 12% of the Alternative’s Fund’s net assets; and (iv) the market value of the Market Movement Position’s options are expected to represent approximately 2% to 20% of the Alternative’s Fund’s net assets.

The Alternative Fund will generally invest as follows:

• The Equity Position. The Equity Position is designed to participate in equity markets while moderating volatility. In the Equity Position, the Alternative Fund typically invests in a broadly diversified portfolio of U.S. exchange-listed common stocks and American Depositary Receipts (“ADRs”) of companies that the Adviser believes possess attractive valuation characteristics, and the capability for above-average dividend yield, or ETFs that hold such companies. In selecting individual positions, the Adviser generally considers factors such as profitability, revenue growth, gross margins, debt ratios and other financial characteristics, seeking companies with favorable valuations (generally, prices that are reasonable relative to projected revenues, earnings, and dividends). The Adviser also looks for companies that possess characteristics that support maintaining market share and earnings power through market cycles and demonstrate the potential to increase dividends or earnings over time. While the Adviser will typically focus the Equity Position on companies having capitalizations of $5 billion or more, there are no restrictions on market capitalization. The Adviser may sell a stock from the Equity Position if the Adviser believes the company’s fundamentals have deteriorated, the company’s dividend or earnings growth has or will decline or the Adviser otherwise believes that selling the stock is in the Alternative Fund’s best interest.

The Adviser uses an option technique called a “collar” to provide downside risk protection to the Equity Position; however, collars also will limit upside potential. In the Equity Position, the Adviser generally writes index calls above the current value of the applicable index to seek to generate premium income and use the proceeds to purchase index puts below the current value of the applicable index to seek to reduce the Alternative Fund’s exposure to market risk and volatility.

The notional value of the options positions in the Equity Position is not expected to exceed 100% of the expected, aggregate value of the equity securities owned in the Equity Position at the time either option is “in the money” (i.e., when exercising the option would result in a profit). This percentage limitation on the use of options applies at the time an investment is made.

• The Income Position. The Income Position is designed to balance the risk of the Equity Position by utilizing a combination of investments in domestic fixed-income investments (e.g., corporate bonds, U.S. government securities, mortgage-backed securities, high yield bonds (commonly known as “junk bonds”) or mutual funds and ETFs that invest in such securities) (collectively, “Fixed Income Instruments”) and the receipt of premiums from selling index options. The primary objective of the Income Position is yield generation, with a secondary emphasis on capital appreciation. While the Adviser may purchase Fixed Income Instruments of any maturity and credit quality, the Adviser typically invests in a broad mix of ETFs targeting a specific yield that the Adviser may adjust from time to time in response to market conditions.

In implementing its options strategy for the Income Position, the Adviser typically writes put and call options on one or more broad-based U.S. stock indices, receiving premiums from the purchasers of the options. The Adviser may then repurchase the options prior to their expiration date, giving up appreciation and avoiding depreciation in between the sale of the option and its repurchase. The difference between the premium received from selling the option and the cost of repurchasing the option will determine the gain or loss realized by the Income Position. The options strategy utilized by the Adviser for the Income Position is intended to provide increased cash flow from premiums, reduce volatility, and provide protection against potential loss when the Alternative Fund purchases put and call options on the same indices on which the Fund has written options.

The Adviser may also use “collars” or collar components to provide downside risk protection to the Income Position; however, collars also will limit upside potential. In the Income Position, the Adviser generally writes calls on underlying fixed income instruments at or above the current value of the applicable fixed income instrument to seek to generate premium income and may use the proceeds to purchase puts on underlying fixed income instruments below the current value of the applicable fixed income instrument to seek to reduce the Alternative Fund’s exposure to market risk and volatility.

• The Market Movement Position. The Market Movement Position is designed to benefit from substantial price changes (up or down) in the markets. In executing the strategy for the Market Movement Position, the Adviser intends to purchase and write options on one or more broad-based U.S. stock indices, such as the Standard & Poor’s 500 Index, or ETFs that replicate or are related to such indices (including, without limitation, indices that measure market volatility). The Adviser uses a proprietary option allocation model to dynamically adjust the put protection it seeks to employ with the intent to minimize cost to the portfolio while providing potential upside in market downturns. Over time, the indices on which the Alternative Fund purchases and sells options may vary based on the Adviser’s assessment of the availability and liquidity of various listed index options, and the Adviser’s evaluation of equity market conditions and other factors.

Generally the Market Movement Position favors establishing debit option spreads of varying strike prices and maturities by simultaneously selling and purchasing options on the same underlying instrument having the same expiration date. The options the Market Movement Position buys and sells are typically settled in cash rather than by delivery of securities and reflect price fluctuations in a group of securities or segments of the securities market. The Adviser may also purchase alternative instruments that the Adviser believes will approximate the performance that could be achieved by establishing debit option spreads when the Adviser believes comparable results can be achieved at a lower cost than buying options directly. These alternative instruments include options on indexes, options on futures, options on ETFs or individual securities and positively or negatively correlated market instruments. The Alternative Fund may also invest in ETFs and other investment companies that employ a trend or momentum-based strategy for the Market Movement Position.

In general, the Alternative Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Alternative Fund’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Alternative Fund’s total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Alternative Fund’s total assets.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Alternative Fund is subject to investment risks; therefore you may lose money by investing in the Alternative Fund. There can be no assurance that the Alternative Fund will be successful in meeting its investment objective. The Alternative Fund is best suited for long-term investors. Generally, the Alternative Fund will be subject to the following risks:

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Alternative Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Alternative Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Alternative Fund may suffer losses from these transactions.

Derivative Risk: Put and call options are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Alternative Fund may exceed the Alternative Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Alternative Fund’s return. The Alternative Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Alternative Fund, which magnifies the Alternative Fund’s exposure to the underlying instrument.

• CFTC Regulation Risk. To the extent the Alternative Fund makes investments regulated by the CFTC, the Alternative Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the International Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Alternative Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Alternative Fund is unable to comply with the requirements of Rule 4.5, the Alternative Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Alternative Fund.

• Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Alternative Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Alternative Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Alternative Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Alternative Fund to do so.

• Options. If the Alternative Fund sells a put option whose exercise is settled in cash, the Alternative Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Alternative Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Alternative Fund sells a call option whose exercise is settled in cash, the Alternative Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Alternative Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option. If the Alternative Fund establishes a debit option spread, the potential for unlimited losses associated with the option the Alternative Fund sold will be mitigated, but the potential for unlimited gains associated with the option purchased will be reduced by the cost of, and capped by losses potentially incurred as a result of, the corresponding option sold. Options purchased by the Alternative Fund may decline in value with the passage of time, even in the absence of movement in the price of the underlying security.

• Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

ETF and Other Investment Company Risk: The Alternative Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Alternative Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Alternative Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

• Expenses. Since the Alternative Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Alternative Fund invests in addition to the Alternative Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Alternative Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Alternative Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Alternative Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Alternative Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Alternative Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Alternative Fund’s NAV is reduced for undervalued ETFs it holds and that the Alternative Fund receives less than NAV when selling an ETF).

• Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Alternative Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the Alternative Fund’s investment in the ETF’s shares.

• Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

• Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

Fixed Income Risk: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk and liquidity risk. These risks could affect the value of investments of the Alternative Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Credit Risk. The value of the Alternative Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Alternative Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Alternative Fund’s fixed income investments can be expected to decline.

• Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

• Maturity Risk. The value of the Alternative Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in ADRs or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Alternative Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Junk Bonds or High Yield Securities Risk: High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Alternative Fund’s shares and the income it earns.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk: The share price of the Alternative Fund changes daily based on the performance of the securities in which it invests and the success of the Adviser’s options strategies. The ability of the Alternative Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Alternative Fund will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Alternative Fund’s share price may be adversely affected.

Market Risk: Market risk refers to the risk that the value of securities in the Alternative Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Alternative Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Alternative Fund’s portfolio) may decline, regardless of their long-term prospects.

Mortgage-Related Securities Risk: Mortgage-related and other asset backed securities may be particularly sensitive to changes in prevailing interest rates and early repayment on such securities may expose the Alternative Fund to a lower rate of return upon reinvestment of principal.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Alternative Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Small and Medium Capitalization Companies Risk: The Alternative Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

May Lose Money	rr_RiskLoseMoney	An investment in the Alternative Fund is subject to investment risks; therefore you may lose money by investing in the Alternative Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Alternative Fund. The bar chart shows changes in the performance of the Alternative Fund’s Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Alternative Fund’s Class A shares compare with broad measures of market performance. How the Alternative Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Alternative Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-383-7636
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.stadionfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Alternative Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns Class A Performance
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

• During the periods shown in the bar chart above, the highest return for a calendar quarter was 3.33% (quarter ended 3/31/2013).

• During the periods shown in the bar chart above, the lowest return for a calendar quarter was -1.24% (quarter ended 6/30/2013).

• The 2016 calendar year-to-date return for Class A shares was 4.28% as of June 30, 2016.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Alternative Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	4.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.24%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not applicable to investors who hold shares of the Alternative Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Stadion Trilogy Alternative Return Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STTGX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[11]
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[12]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 763
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,158
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,576
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,736
2013	rr_AnnualReturn2013	3.33%
2014	rr_AnnualReturn2014	0.40%
2015	rr_AnnualReturn2015	(0.24%)
1 Year	rr_AverageAnnualReturnYear01	(5.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.23%	[13]
Stadion Trilogy Alternative Return Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STTCX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[14]
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%	[12]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 378
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	853
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,454
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,076
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	278
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	853
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,454
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,076
1 Year	rr_AverageAnnualReturnYear01	(2.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%	[13]
Stadion Trilogy Alternative Return Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STTIX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[12]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 179
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	554
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	954
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,070
1 Year	rr_AverageAnnualReturnYear01	(0.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%	[13]
Stadion Trilogy Alternative Return Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%	[13]
Stadion Trilogy Alternative Return Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%	[13]
Stadion Trilogy Alternative Return Fund | HFRX Absolute Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%	[13]
Stadion Trilogy Alternative Return Fund | Barclays US AGG Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%	[13]
Stadion Alternative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	STADION ALTERNATIVE INCOME FUND (formerly the Stadion Tactical Income Fund)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Stadion Alternative Income Fund (the “Income Fund”) is to seek to provide income and absolute portfolio returns,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	with a secondary emphasis on lower risk and volatility than the U.S. equity markets.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE INCOME FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Income Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 65 and in the Income Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 01, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Income Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements" will not correlate to the Income Fund's Financial Highlights, which reflect the operating expenses of the Income Fund but do not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same, except the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until October 1, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	Assuming No Redemption
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Income Fund combines two strategies designed to generate income while managing risk exposure across varying market conditions:

  • a portfolio comprised of common stocks selected for dividend yield potential, and options selected to provide protection from market movements (the “Equity Position”), and

  • a portfolio comprised of options sold and repurchased to generate premium income (the “Income Position”).

Under normal market conditions, and to the extent permitted under the Investment Company Act of 1940 (the “1940 Act”), the Income Fund expects the notional value of the options in the Income Position to equal between 25% and 200% of the notional value of the equity securities in the Equity Position; however, these percentages may vary over time as a result of market conditions and fluctuations and the Adviser’s periodic determinations of current market volatility.

The Income Fund will generally invest as follows:

  • The Equity Position. The Equity Position is designed to generate yield in equity markets while moderating volatility. In the Equity Position, the Income Fund typically invests in a portfolio of U.S. exchange-listed common stocks and American Depositary Receipts (“ADRs”) of companies that the Adviser believes possess attractive valuation characteristics, and the capability for above-average dividend yield. In selecting individual positions, the Adviser generally considers factors such as profitability, revenue growth, gross margins, debt ratios and other financial characteristics that the Adviser believes correlate with potential for above-average yield. The Adviser also looks for companies that possess characteristics that support maintaining market share and earnings power through different market cycles and demonstrate the potential to increase dividends or earnings over time. While the Adviser will typically focus the Equity Position on companies having capitalizations of $5 billion or more, there are no restrictions on market capitalization. The Adviser may sell a stock from the Equity Position if the Adviser believes the company’s fundamentals have deteriorated, the company’s dividend or earnings growth has or will decline or the Adviser otherwise believes that selling the stock is in the Income Fund’s best interest.

    The Adviser uses an option technique in the Equity Position called a “collar” to attempt to isolate dividend income by minimizing the effects of market movements. When employing a collar, the Adviser generally writes index calls above the current value of the applicable index to seek to generate premium income and use the proceeds to purchase index puts below the current value of the applicable index to seek to reduce the Income Fund’s exposure to market risk and volatility.

  • The Income Position. The Income Position is designed to generate additional yield from the receipt of premiums from selling index options. In implementing its options strategy for the Income Position, the Adviser typically writes put and call options on one or more broad-based U.S. stock indices, receiving premiums from the purchasers of the options. The Adviser may then repurchase the options prior to their expiration date, giving up appreciation and avoiding depreciation in between the sale of the option and its repurchase. The difference between the premium received from selling the option and the cost of repurchasing the option will determine the gain or loss realized by the Income Position.

The Income Fund may also invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase or reduce the Income Fund’s overall exposure to an industry or sector than buying or selling other Investments, or to hedge against risks of investments in the Income Fund’s portfolio or markets generally. In general, the Income Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Income Fund’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Income Fund’s total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Income Fund’s total assets.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Income Fund is subject to investment risks; therefore you may lose money by investing in the Income Fund. There can be no assurance that the Income Fund will be successful in meeting its investment objective. The Income Fund is best suited for long-term investors. Generally, the Income Fund will be subject to the following risks:

Derivative Risk: Put and call options are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Income Fund may exceed the Income Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Income Fund’s return. The Income Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Income Fund, which magnifies the Income Fund’s exposure to the underlying instrument.

• CFTC Regulation Risk. To the extent the Income Fund makes investments regulated by the CFTC, the Income Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Income Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Income Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Income Fund is unable to comply with the requirements of Rule 4.5, the Income Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Income Fund.

• Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Income Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Income Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Income Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Income Fund to do so.

• Options. If the Income Fund sells a put option whose exercise is settled in cash, the Income Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Income Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Income Fund sells a call option whose exercise is settled in cash, the Income Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Income Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option. If the Income Fund establishes a debit option spread, the potential for unlimited losses associated with the option the Income Fund sold will be mitigated, but the potential for unlimited gains associated with the option purchased will be reduced by the cost of, and capped by losses potentially incurred as a result of, the corresponding option sold. Options purchased by the Income Fund may decline in value with the passage of time, even in the absence of movement in the price of the underlying security.

• Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

Dividend Yield Risk: While the Income Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Income Fund. Lower priced securities in the Income Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in ADRs or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Income Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk: The share price of the Income Fund changes daily based on the performance of the securities in which it invests and the success of the Adviser’s options strategies. The ability of the Income Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Income Fund will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Income Fund’s share price may be adversely affected.

Market Risk: Market risk refers to the risk that the value of securities in the Income Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Income Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Income Fund’s portfolio) may decline, regardless of their long-term prospects.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Income Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Income Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Income Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Small and Medium Capitalization Companies Risk: The Income Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

May Lose Money	rr_RiskLoseMoney	An investment in the Income Fund is subject to investment risks; therefore you may lose money by investing in the Income Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Income Fund. The bar chart shows changes in the performance of the Income Fund’s Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Income Fund’s Class A shares compare with broad measures of market performance. How the Income Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Income Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-383-7636
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.stadionfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Income Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns Class A Performance
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

• During the periods shown in the bar chart above, the highest return for a calendar quarter was 2.57% (quarter ended 9/30/2015).

• During the periods shown in the bar chart above, the lowest return for a calendar quarter was -3.57% (quarter ended 6/30/2013).

• The 2016 calendar year-to-date return for Class A shares was 8.17% as of June 30, 2016.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Income Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. Class I shares and Class C shares of the Fund commenced operations on February 14, 2013 and August 7, 2015, respectively. The performance shown for Class I shares and Class C shares for periods pre-dating the commencement of operations of that class reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class I shares and Class C shares and without the effect of any fee and expense limitations or waivers. If Class I shares and Class C shares of the Fund had been available during periods prior to February 14, 2013 and August 7, 2015, respectively, the performance shown may have been different.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	8.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.57%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not applicable to investors who hold shares of the Income Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Stadion Alternative Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TACFX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[15]
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[16]
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[17]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.41%	[16],[17]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 710
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,061
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,435
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,480
2013	rr_AnnualReturn2013	(3.23%)
2014	rr_AnnualReturn2014	2.74%
2015	rr_AnnualReturn2015	3.15%
1 Year	rr_AverageAnnualReturnYear01	(2.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.13%)	[18]
Stadion Alternative Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TACCX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[19]
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[16]
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[17]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.16%	[16],[17]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 319
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	682
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,171
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,518
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	682
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,171
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,518
1 Year	rr_AverageAnnualReturnYear01	1.33%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%	[18],[20]
Stadion Alternative Income Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TACSX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[16]
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[17]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.16%	[16],[17]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 118
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	398
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	699
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,554
1 Year	rr_AverageAnnualReturnYear01	3.42%
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%	[18]
Stadion Alternative Income Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.70%)	[18]
Stadion Alternative Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.06%)	[18]
Stadion Alternative Income Fund | Barclay Capital U.S. Aggregate (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%	[18]
Stadion Defensive International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	STADION DEFENSIVE INTERNATIONAL FUND (formerly the Stadion Olympus Fund)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Stadion Defensive International Fund (the “International Fund”) is to seek long-term capital appreciation,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	while maintaining a secondary emphasis on capital preservation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE INTERNATIONAL FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the International Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 65 and in the International Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 01, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 726% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	726.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the International Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements" will not correlate to the International Fund's Financial Highlights, which reflect the operating expenses of the International Fund but do not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the International Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same, except the contractual arrangement to waive Management Fees and assume other expenses remains in effect only until October 1, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	Assuming No Redemption
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the International Fund invests primarily in, and allocates its investments primarily between, Fund Investments (defined below) that are intended to be generally representative of the performance of international developed and emerging markets and market sectors, and Cash Positions (defined below). Under normal market conditions, at least 40% of the Fund’s net assets will be invested in the securities of non-U.S. issuers (or Fund Investments that invest in such securities), and the International Fund will typically have exposure to not less than three different countries other than the U.S.

• “Fund Investments” include actively managed and index-based ETFs (exchange traded funds), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance.

• “Cash Positions” include cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

In allocating the International Fund’s assets, the Adviser uses a proprietary, technically driven asset allocation model to determine current risk in international equity markets (reflected in the Adviser’s model by a weighted average score) based on a number of technical indicators. The technical indicators examined by the Adviser are primarily focused on trend analysis of international markets, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing whether international markets are trending positively or negatively) and relative strength (e.g., comparing risk profiles of investment alternatives such as emerging markets vs. developed international markets). The Adviser then seeks to participate in markets and market sectors with low risk scores, while divesting its portfolio of investments in markets and market sectors with high risk scores.

To participate in international developed and emerging markets and market sectors, the Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Adviser believes are a convenient way to invest in both broad market indexes (e.g., the MSCI World, MSCI ACW, Global Dow, MSCI EAFE, etc.), specific country or region indexes (e.g., MSCI Spain, WisdomTree Australia Dividend, the S&P Asia 50, etc.) and market sector indexes (e.g., country- or region-specific healthcare indexes, utilities indexes, real estate indexes, etc.). In this respect, the International Fund may invest in international developed and emerging markets and market sectors of all types, including Fund Investments with exposure to:

• developed and emerging equity markets and market sectors (including specific non-U.S. countries and regions);

• equity or fixed-income indexes that include exposure to both domestic and foreign markets or sectors;

• domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by one or more nationally recognized rating agencies or, if not so rated, are of equivalent quality in the opinion of the Adviser.

The International Fund may invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase or reduce the International Fund’s overall exposure to an industry or sector than buying or selling other Fund Investments, or to hedge against risks of investments in the International Fund’s portfolio or markets generally. In general, the International Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the International Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the International Fund's total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the International Fund's total assets.

In general, the International Fund will purchase or increase its exposure to Fund Investments focused on equity markets or market sectors when the Adviser’s asset allocation model and risk analysis indicate that the applicable market or market sector is at low risk of losing value or presents opportunities for growth and appreciation. The International Fund will generally sell or reduce investment exposure to Fund Investments tracking equity markets or market sectors (typically in favor of fixed-income Fund Investments or Cash Positions) when the Adviser’s asset allocation model and risk analysis indicate that such markets have become or are becoming risky, or when the Adviser believes that the equity markets are overvalued or market risk is otherwise too high. As a result, the International Fund may at times be substantially invested in fixed-income focused Fund Investments, Cash Positions or similar securities. The International Fund also has the flexibility to enter into forward foreign currency contracts or to purchase other Fund Investments to hedge against the adverse impact of changes in foreign exchange rates on, or other risks associated with, the Fund’s portfolio.

Although the International Fund will focus on international markets and market sectors, the International Fund will have exposure to U.S. markets and market sectors to the extent that the portfolios of the Fund Investments in which the Fund invests contain U.S. securities. The International Fund may invest in Fund Investments tracking equity markets or market sectors with portfolios comprised of domestic or foreign companies in any sector of any size.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the International Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the International Fund will be successful in meeting its investment objective. The International Fund is best suited for long-term investors. Generally, the International Fund will be subject to the following risks:

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The International Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the International Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the International Fund may suffer losses from these transactions.

Derivative Risk: Put and call options and futures contracts are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the International Fund may exceed the International Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the International Fund’s return. The International Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the International Fund, which magnifies the International Fund’s exposure to the underlying instrument.

• CFTC Regulation Risk. To the extent the International Fund makes investments regulated by the CFTC, the International Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the International Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the International Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the International Fund is unable to comply with the requirements of Rule 4.5, the International Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the International Fund.

• Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The International Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The International Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the International Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the International Fund to do so.

• Options. If the International Fund sells a put option whose exercise is settled in cash, the International Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the International Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the International Fund sells a call option whose exercise is settled in cash, the International Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the International Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option.

• Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

Emerging Markets Risk: Investments in emerging markets, which include certain countries in Africa, Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. and other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in emerging market countries are less developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations or instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some emerging market countries.

ETF and Other Investment Company Risk: The International Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the International Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the International Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

• Expenses. Since the International Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the International Fund invests in addition to the International Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the International Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the International Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the International Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the International Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the International Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the International Fund’s NAV is reduced for undervalued ETFs it holds, and that the International Fund receives less than NAV when selling an ETF).

• Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the International Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the International Fund’s investment in the ETF’s shares.

• Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

• Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

Fixed Income Risk: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk and liquidity risk. These risks could affect the value of investments of the International Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Credit Risk. The value of the International Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the International Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the International Fund’s fixed income investments can be expected to decline.

• Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

• Maturity Risk. The value of the International Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the International Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk: The share price of the International Fund changes daily based on the performance of the securities in which it invests. The ability of the International Fund to meet its investment objective is directly related to the ability of the Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments in which the International Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the International Fund’s share price may be adversely affected.

Market Risk: Market risk refers to the risk that the value of securities in the International Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the International Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the International Fund’s portfolio) may decline, regardless of their long-term prospects.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The International Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the International Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the International Fund due to these increased costs and may also result in the realization of short-term capital gains. If the International Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the International Fund invests more heavily in a particular sector or focuses its investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the International Fund may invest in more heavily will vary.

Small and Medium Capitalization Companies Risk: The International Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

May Lose Money	rr_RiskLoseMoney	An investment in the International Fund is subject to investment risks; therefore you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the International Fund. The bar chart shows changes in the performance of the International Fund’s Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the International Fund’s Class A shares compare with broad measures of market performance. How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the International Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-383-7636
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.stadionfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns Class A Performance
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

• During the periods shown in the bar chart above, the highest return for a calendar quarter was 4.69% (quarter ended 3/31/2015) .

• During the periods shown in the bar chart above, the lowest return for a calendar quarter was -5.27% (quarter ended 9/30/2015) .

• The 2016 calendar year-to-date return for Class A shares was -4.44% as of June 30, 2016.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the International Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	(4.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.27%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not applicable to investors who hold shares of the International Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Stadion Defensive International Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STOAX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[21]
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.97%	[22]
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[23]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.29%	[22],[23]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 794
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,380
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,990
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 3,626
2013	rr_AnnualReturn2013	3.09%
2014	rr_AnnualReturn2014	(4.38%)
2015	rr_AnnualReturn2015	(8.10%)
1 Year	rr_AverageAnnualReturnYear01	(13.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.13%)	[24]
Stadion Defensive International Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STOGX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[25]
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.79%	[22]
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[23]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	3.04%	[22],[23]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 407
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,089
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,889
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,976
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	307
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,089
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,889
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,976
1 Year	rr_AverageAnnualReturnYear01	(9.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.35%)	[24]
Stadion Defensive International Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STOIX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%	[22]
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[23]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.04%	[22],[23]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 207
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	808
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,435
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 3,122
1 Year	rr_AverageAnnualReturnYear01	(7.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.37%)	[24]
Stadion Defensive International Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.70%)	[24]
Stadion Defensive International Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.30%)	[24]
Stadion Defensive International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%	[24]
Stadion Defensive International Fund | MSCI Emerging Market
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.35%)	[24]
Stadion Managed Risk 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	STADION MANAGED RISK 100 FUND (formerly the Stadion Managed Fund)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Stadion Managed Risk 100 Fund (the “Managed Fund”) is to seek long-term capital appreciation,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	while maintaining a secondary emphasis on capital preservation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE MANAGED FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Managed Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Managed Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 65 and in the Managed Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Managed Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Managed Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Managed Fund’s performance. During the most recent fiscal year, the Managed Fund’s portfolio turnover rate was 861% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	861.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Managed Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the Managed Fund's Financial Highlights, which reflect the operating expenses of the Managed Fund but do not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Managed Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Managed Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Managed Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	Assuming No Redemption
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Managed Fund invests primarily in, and allocates its investments primarily between, Fund Investments (defined below) that the Adviser believes have the potential for capital appreciation and Cash Positions (defined below).

• “Fund Investments” include actively managed and index-based ETFs (exchange traded funds), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance.

• “Cash Positions” include cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

In allocating the Managed Fund’s assets, Stadion Money Management, LLC (the “Adviser”) uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Adviser’s model by a weighted average score) based on a number of technical indicators. The technical indicators examined by the Adviser are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (e.g., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value). The Adviser then seeks to participate in markets and market sectors with low risk scores, while divesting its portfolio of investments in markets and market sectors with high risk scores.

To participate in markets and market sectors, the Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). The Managed Fund may invest up to 100% of its portfolio in Fund Investments that have portfolios comprised of equity securities of domestic or foreign companies of any size in any sector. The Managed Fund may also invest up to 100% of its portfolio in fixed-income Fund Investments that have portfolios comprised of domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by any one or more nationally recognized rating agencies or, if not rated, are of equivalent quality in the opinion of the Adviser.

The Managed Fund may invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase or reduce the Managed Fund’s overall exposure to an industry or sector than buying or selling other Fund Investments, or to hedge against risks of investments in the Managed Fund’s portfolio or markets generally. In general, the Managed Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Managed Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Managed Fund's total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Managed Fund's total assets.

In general, the Managed Fund will purchase or increase its exposure to Fund Investments focusing on equity markets or market sectors when the Adviser’s asset allocation model and risk analysis indicate that the applicable market or sector is at low risk of losing value or presents opportunities for growth and appreciation. The Managed Fund will generally sell or reduce investment exposure to Fund Investments tracking equity markets or market sectors (typically in favor of fixed-income Fund Investments or Cash Positions) when the Adviser’s asset allocation model and risk analysis indicate that such markets have become or are becoming risky, or when the Adviser believes that the equity markets are overvalued or market risk is otherwise too high. As a result, the Managed Fund may at times be substantially or fully invested (i.e., up to 100%) in fixed-income Fund Investments, Cash Positions or similar securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Managed Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Managed Fund will be successful in meeting its investment objective. The Managed Fund is best suited for long-term investors. Generally, the Managed Fund will be subject to the following risks:

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Managed Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Managed Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Managed Fund may suffer losses from these transactions.

Derivative Risk: Put and call options and futures contracts are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Managed Fund may exceed the Managed Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Managed Fund’s return. The Managed Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Managed Fund, which magnifies the Managed Fund’s exposure to the underlying instrument.

• CFTC Regulation Risk. To the extent the Managed Fund makes investments regulated by CFTC, the Managed Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Managed Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Managed Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Managed Fund is unable to comply with the requirements of Rule 4.5, the Managed Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Managed Fund.

• Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Managed Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Managed Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Managed Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Managed Fund to do so.

• Options. If the Managed Fund sells a put option whose exercise is settled in cash, the Managed Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Managed Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Managed Fund sells a call option whose exercise is settled in cash, the Managed Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Managed Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option.

• Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

ETF and Other Investment Company Risk: The Managed Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Managed Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Managed Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

• Commodity ETFs. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Expenses. Since the Managed Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Managed Fund invests in addition to the Managed Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Managed Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Managed Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Managed Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Managed Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Managed Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Managed Fund’s NAV is reduced for undervalued ETFs it holds, and that the Managed Fund receives less than NAV when selling an ETF).

• Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Managed Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the Managed Fund’s investment in the ETF’s shares.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

• Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

Fixed Income Risk: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk and liquidity risk. These risks could affect the value of investments of the Managed Fund, possibly causing the Managed Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Credit Risk. The value of the Managed Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Managed Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Managed Fund’s fixed income investments can be expected to decline.

• Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

• Maturity Risk. The value of the Managed Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Managed Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk: The share price of the Managed Fund changes daily based on the performance of the securities in which it invests. The ability of the Managed Fund to meet its investment objective is directly related to the ability of the Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the Managed Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Managed Fund’s share price may be adversely affected.

Market Risk: Market risk refers to the risk that the value of securities in the Managed Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Managed Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Managed Fund’s portfolio) may decline, regardless of their long-term prospects.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Managed Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Managed Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Managed Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Managed Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Managed Fund invests more heavily in a particular sector or focuses its Fund Investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Managed Fund may invest in more heavily will vary.

Small and Medium Capitalization Companies Risk: The Managed Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

May Lose Money	rr_RiskLoseMoney	An investment in the Managed Fund is subject to investment risks; therefore you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Managed Fund. The bar chart shows changes in the performance of the Managed Fund’s Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Managed Fund’s Class A shares compare with broad measures of market performance. How the Managed Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Managed Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-383-7636
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.stadionfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Managed Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns Class A Performance
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

• During the periods shown in the bar chart above, the highest return for a calendar quarter was 9.79% (quarter ended 3/31/2012).

• During the periods shown in the bar chart above, the lowest return for a calendar quarter was -6.33% (quarter ended 6/30/2011).

• The 2016 calendar year-to-date return for Class A shares was 0.95% as of June 30, 2016.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Managed Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. Class C and Class I shares of the Fund commenced operations on October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Year to Date Return	rr_BarChartYearToDateReturn	0.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.33%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not applicable to investors who hold shares of the Managed Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Stadion Managed Risk 100 Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETFFX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[26]
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%	[27]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 771
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,181
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,614
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,814
2007	rr_AnnualReturn2007	7.59%
2008	rr_AnnualReturn2008	(5.77%)
2009	rr_AnnualReturn2009	2.73%
2010	rr_AnnualReturn2010	10.59%
2011	rr_AnnualReturn2011	(13.69%)
2012	rr_AnnualReturn2012	11.16%
2013	rr_AnnualReturn2013	4.92%
2014	rr_AnnualReturn2014	(1.56%)
2015	rr_AnnualReturn2015	(16.17%)
1 Year	rr_AverageAnnualReturnYear01	(20.95%)
5 Years	rr_AverageAnnualReturnYear05	(4.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.40%)	[28]
Stadion Managed Risk 100 Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETFYX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[29]
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%	[27]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 387
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	880
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,498
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,162
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	287
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	880
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,498
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,162
1 Year	rr_AverageAnnualReturnYear01	(17.79%)
5 Years	rr_AverageAnnualReturnYear05	(4.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)	[28]
Stadion Managed Risk 100 Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETFVX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%	[27]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 190
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	588
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,010
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,187
1 Year	rr_AverageAnnualReturnYear01	(16.09%)
5 Years	rr_AverageAnnualReturnYear05	(3.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.46%	[28]
Stadion Managed Risk 100 Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.95%)
5 Years	rr_AverageAnnualReturnYear05	(4.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.90%)	[28]
Stadion Managed Risk 100 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.86%)
5 Years	rr_AverageAnnualReturnYear05	(3.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.43%)	[28]
Stadion Managed Risk 100 Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%	[28]
Stadion Managed Risk 100 Fund | 80% S&P 500 Index/20% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.37%
5 Years	rr_AverageAnnualReturnYear05	10.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%	[28]

[1]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 12 months of purchase.
[2]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements" will not correlate to the Growth Fund's Financial Highlights, which reflect the operating expenses of the Growth Fund but do not include "Acquired Fund Fees and Expenses."
[3]	The Growth Fund's investment adviser, Stadion Money Management, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Growth Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.30% of the average daily net assets allocable to each Class of the Growth Fund. The Expense Limitation Agreement is currently in effect until October 1, 2017. Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.30% within the most recent three fiscal years prior to the request shall be repaid to the Adviser by the Growth Fund; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.30% of the average daily net assets of the Growth Fund (or any lower expense limitation or limitations to which the parties may otherwise agree). The Expense Limitation Agreement may be terminated by the Stadion Investment Trust or the Adviser at the end of its then-current term upon not less than 90 days' notice.
[4]	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.
[5]	Effective September 28, 2016, the Morningstar Moderate Aggressive Target Risk Index replaced the S&P 500 Index as the Fund's benchmark. The Morningstar Moderate Aggressive Target Risk Index was selected as it more closely aligns to the Growth Fund's investment strategies.
[6]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 12 months of purchase.
[7]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements" will not correlate to the Defensive Fund's Financial Highlights, which reflect the operating expenses of the Defensive Fund but do not include "Acquired Fund Fees and Expenses."
[8]	Stadion Money Management, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Defensive Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Defensive Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.70% of the average daily net assets allocable to each Class of the Defensive Fund. The Expense Limitation Agreement is currently in effect until October 1, 2017. The Expense Limitation Agreement may be terminated by the Trust or the Adviser at the end of its then-current term upon not less than 90 days' notice.
[9]	Class A Shares began operations on September 15, 2006, Class C Shares began operations on October 1, 2009 and Class I Shares began operations on May 28, 2010.
[10]	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.
[11]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 12 months of purchase.
[12]	"Total Annual Fund Operating Expenses" will not correlate to the Alternative Fund's Financial Highlights, which reflect the operating expenses of the Alternative Fund but do not include "Acquired Fund Fees and Expenses."
[13]	Class A, Class C and Class I Shares began operations on April 2, 2012.
[14]	A 1.00% CDSC will be assessed on shares purchased and redeemed within 12 months of purchase.
[15]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 12 months of purchase.
[16]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements" will not correlate to the Income Fund's Financial Highlights, which reflect the operating expenses of the Income Fund but do not include "Acquired Fund Fees and Expenses."
[17]	Stadion Money Management, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Income Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Income Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.15% of the average daily net assets allocable to each Class of the Income Fund. The Expense Limitation Agreement is currently in effect until October 1, 2017. The Expense Limitation Agreement may be terminated by the Trust or the Adviser at the end of its then-current term upon not less than 90 days' notice.
[18]	Class A Shares began operations on December 31, 2012 and Class I Shares began operations on February 14, 2013.
[19]	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.
[20]	Class C shares commenced operations on August 7, 2015, and do not yet have a full year of investment operations.
[21]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 12 months of purchase.
[22]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements" will not correlate to the International Fund's Financial Highlights, which reflect the operating expenses of the International Fund but do not include "Acquired Fund Fees and Expenses."
[23]	Stadion Money Management, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the International Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.70% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until October 1, 2017. The Expense Limitation Agreement may be terminated by the Trust or the Adviser at the end of its then-current term upon not less than 90 days' notice.
[24]	Class A, Class C and Class I Shares began operations on April 2, 2012.
[25]	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.
[26]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 12 months of purchase.
[27]	"Total Annual Fund Operating Expenses" will not correlate to the Managed Fund's Financial Highlights, which reflect the operating expenses of the Managed Fund but do not include "Acquired Fund Fees and Expenses."
[28]	Class A Shares began operations on September 15, 2006, Class C Shares began operations on October 1, 2009 and Class I Shares began operations on May 28, 2010.
[29]	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.